Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EXPENSES:
Commissions	$ (397)	$ (1,166)	$ (80)
Voyage expenses	(5,150)	(1,640)	(1,006)
Vessel operating expenses	(14,044)	(6,523)	(4,598)
General and administrative expenses	(22,099)	(34,346)	(52,848)
Depreciation and amortization expense	(6,152)	(3,789)	(2,806)
Impairment losses	(1,214)	(209)
	(49,056)	(47,673)	(61,338)
Operating loss from continuing operations	(21,246)	(35,596)	(54,198)
OTHER (EXPENSES) / INCOME, NET:
Interest and finance expense	(20,484)	(5,892)	(42,668)
Gain on extinguishment of liabilities, net	3,424
Loss on sale and leaseback transaction		(1,150)
Interest income	10	22
Change in fair value of financial instruments	(127)	(5,231)	262
Loss on sale of vessels and other fixed assets, net	(177)
Other (expense) / income, net	(67)	542	46
Total other expenses, net	(17,421)	(11,709)	(42,360)
Loss before loss from Investments in Joint Ventures	(38,667)	(47,305)	(96,558)
Loss from investments in Joint Ventures	(1,966)	(192)	(790)
Loss from continuing operations	(40,633)	(47,497)	(97,348)
Loss from discontinued operations	(57,308)	(17,850)	(60,876)
Net loss	(97,941)	(65,347)	(158,224)
Net loss / (income) attributable to the noncontrolling interest	1,029	176	(8)
Net loss attributable to NewLead Holdings Ltd.	(96,912)	(65,171)	(158,232)
Guaranteed dividends for preference shares	(235)	(35,052)
Net loss attributable to NewLead Holdings' Common Shareholders	$ (97,147)	$ (100,223)	$ (158,232)
Basic and diluted
Continuing operations (in Dollars per share)	$ (11)	$ (322)	$ (48,674,000)
Discontinued operations (in Dollars per share)	(15)	(70)	(30,438,000)
Total (in Dollars per share)	$ (26)	$ (392)	$ (79,112,000)
Weighted average number of common shares:
Basic and diluted (in Shares)	3,874,684	256,653	2
Shipping [Member]
REVENUES:
Shipping	$ 27,810	$ 12,077	$ 7,140